UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE	OMB Number: 3235-0578
COMMISSION	Expires: April 30, 2010
Washington, D.C. 20549	Estimated average burden
hours per response.......... 10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21338

Nicholas-Applegate Convertible & Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,
New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:    212-739-3371

Date of fiscal year end:	February 29, 2008

Date of reporting period:	November 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments November 30, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE PREFERRED STOCK-44.1%
	Agriculture-2.2%
	Bunge Ltd.,
148	4.875%, 12/31/49	Ba1/BB	$20,474,825
8	5.125%, 12/10/10	NR/BB	8,520,000
			28,994,825
	Automotive-2.3%
	General Motors Corp.,
680	5.25%, 3/6/32, Ser. B	Caa1/B-	13,579,600
750	6.25%, 7/15/33, Ser. C	Caa1/B-	16,500,000
			30,079,600
	Banking-2.1%
215	Washington Mutual Capital Trust, 5.375%, 5/1/41, Ser. UNIT	A3/BBB	7,295,280
162	Wells Fargo Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (e)	Aa1/AA+	21,180,076
			28,475,356
	Commercial Services-0.9%
287	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	12,584,359

	Electric-4.1%
367	AES Trust III, 6.75%, 10/15/29	B3/B-	17,902,280
278	Entergy Corp., 7.625%, 2/17/09	NR/BBB	19,927,040
48	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	17,652,000
			55,481,320
	Financial Services-14.0%
355	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (d)	Aa2/AA	9,250,940
1,101	Eksportfinans AS, 13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (e)	Aaa/A+	19,071,665
	Goldman Sachs Group, Inc.,
616	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (e)	Aa3/NR	15,678,313
454	20.00%, 3/6/08, Ser. DISH (Echostar Communications Corp.) (e)	Aa3/NR	16,001,642
253	Lazard Ltd., 6.625%, 5/15/08	Ba1/NR	10,553,959
	Lehman Brothers Holdings, Inc.,
802	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (e)	A1/A+	20,688,005
228	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (e)	A1/A+	16,345,250
434	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (e)	A1/A+	18,315,358
	Morgan Stanley,
219	20.00%, 12/15/07, Ser. XOM (Exxon Mobil Corp.) (e)	Aa3/AA-	15,905,188
497	20.00%, 1/31/08, Ser. T (AT&T, Inc.) (e)	Aa3/AA-	16,278,397
32	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (e)	Aa3/NR	14,952,924
496	20.00%, 3/24/08, Ser. DIS (The Walt Disney Co.) (e)	Aa3/NR	14,485,099
			187,526,740
	Hand/Machine Tools-1.2%
17	Stanley Works, 7.145%, 5/17/12 (d)	A2/A	16,372,288

	Insurance-5.7%
16	Fortis Insurance NV, 7.75%, 1/26/08 (a) (b)	Aa3/A+	26,299,728
526	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	17,110,280
598	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	19,808,750
635	XL Capital Ltd., 7.00%, 2/15/09	A3/A-	13,601,700
			76,820,458
	Investment Companies-1.6%
314	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (e)	NR/NR	21,211,875

	Metals & Mining-1.7%
152	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/B+	22,126,300

	Oil & Gas-1.6%
179	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	20,973,750

	Packaging & Containers-0.5%
140	Owens-Illinois, Inc., 4.75, 12/31/49	Caa1/B-	6,704,100

	Pharmaceuticals-1.2%
59	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	15,885,687

	Real Estate (REIT)-1.0%
606	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	13,224,120

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments November 30, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Sovereign-1.5%
459	Svensk Exportkredit AB, 10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (e)	Aa1/AA+	$20,349,287

	Telecommunications-1.4%
310	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	18,755,000

	Waste Disposal-1.1%
51	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	14,865,937

	Total Convertible Preferred Stock (cost-$569,235,622)		590,431,002

CORPORATE BONDS & NOTES-40.0%
Principal
Amount
(000)
	Advertising-0.7%
$9,150	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	9,172,875

	Apparel-0.3%
3,545	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	3,576,019

	Automotive-2.8%
5,530	Accuride Corp., 8.50%, 2/1/15	B3/B-	4,783,450
3,385	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	Ba3/BB	3,148,050
11,285	Exide Technologies, 10.50%, 3/15/13, Ser. B	Caa1/CCC+	10,833,600
11,040	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	9,218,400
9,260	Goodyear Tire & Rubber Co., 11.00%, 3/1/11	Ba3/B+	9,908,200
			37,891,700
	Chemicals-1.4%
11,290	Georgia Gulf Corp., 10.75%, 10/15/16	B3/CCC+	7,846,550
6,298	Huntsman LLC, 11.625%, 10/15/10	Ba1/BB+	6,691,625
5,255	Momentive Performance Materials, Inc., 9.75%, 12/1/14 (a) (b)	B3/B-	4,900,288
			19,438,463
	Coal-0.4%
5,580	James River Coal Co., 9.375%, 6/1/12	Ca/CC	4,938,300

	Commercial Services-1.5%
11,280	Cenveo Corp., 7.875%, 12/1/13	B3/B	10,095,600
9,440	Hertz Corp., 10.50%, 1/1/16	B2/B	9,817,600
			19,913,200
	Computers-0.6%
8,925	Unisys Corp., 8.00%, 10/15/12	B2/B+	8,054,813

	Electric-2.5%
10,645	AES Corp., 9.50%, 6/1/09	B1/B	11,030,881
6,440	Energy Future Holdings Corp., 10.875%, 11/1/17 (a) (b)	B3/CCC+	6,343,400
10,570	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	11,187,256
4,600	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 (a) (b)	B3/CCC	4,450,500
			33,012,037
	Electronics-0.8%
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	10,696,725

	Financial Services-2.5%
6,755	AMR Holdings Co., 10.00%, 2/15/15	B1/B-	7,261,625
9,345	E*Trade Financial Corp., 8.00%, 6/15/11	Ba3/B	7,195,650
9,205	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	8,048,732
8,710	KAR Holdings, Inc., 8.75%, 5/1/14 (a) (b)	B3/CCC	8,100,300
3,223	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,384,150
			33,990,457
	Healthcare-1.0%
5,865	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	5,483,775
7,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	8,224,550
			13,708,325
	Home Furnishings-0.8%
9,670	Central Garden & Pet Co., 9.125%, 2/1/13	Caa1/B-	8,654,650
1,800	Jarden Corp., 7.50%, 5/1/17	B3/B-	1,629,000
			10,283,650

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments November 30, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Manufacturing-1.8%
$11,265	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	$9,744,225
4,610	Polypore, Inc., 8.75%, 5/15/12	Caa1/CCC+	4,529,325
10,135	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/CCC+	10,135,000
			24,408,550
	Metals & Mining-1.4%
7,090	PNA Group, Inc., 10.75%, 9/1/16	B3/B-	6,841,850
10,875	RathGibson, Inc., 11.25%, 2/15/14	B3/B-	11,201,250
			18,043,100
	Miscellaneous-0.5%
6,723	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b) (c)	NR/NR	7,059,149

	Multi-Media-2.1%
12,791	CCH I LLC, 11.00%, 10/1/15	Caa2/CCC	11,192,125
1,400	Idearc, Inc., 8.00%, 11/15/16	B2/B+	1,316,000
7,030	Mediacom LLC, 9.50%, 1/15/13	B3/B	6,573,050
9,165	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa2/CCC	8,912,963
			27,994,138
	Office Furnishings-0.8%
	Interface, Inc.,
4,625	9.50%, 2/1/14	B3/B-	4,833,125
5,715	10.375%, 2/1/10	B1/B+	6,015,037
			10,848,162
	Paper Products-1.2%
4,730	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	4,422,550
11,055	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	11,607,750
			16,030,300
	Pharmaceuticals-0.4%
7,235	Leiner Health Products, Inc., 11.00%, 6/1/12	Ca/CCC-	5,751,825

	Pipelines-0.6%
8,650	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B-	7,828,250

	Retail-6.0%
12,160	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/CCC+	9,788,800
11,520	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	10,252,800
11,525	Claire's Stores, Inc., 10.50%, 6/1/17 (a) (b)	Caa2/CCC+	7,376,000
7,125	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC	6,946,875
10,975	Michaels Stores, Inc., 10.00%, 11/1/14	B2/CCC	10,865,250
11,295	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B	12,057,412
4,090	R.H. Donnelley, Inc., 8.875%, 1/15/16	B3/B	3,885,500
10,960	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	9,316,000
9,190	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	9,603,550
			80,092,187
	Semi-Conductors-0.7%
10,595	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B2/B-	9,138,188

	Software-0.7%
10,605	First Data Corp., 9.875%, 9/24/15 (a) (b)	B3/B-	9,875,906

	Telecommunications-6.6%
8,295	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/CCC+	8,709,750
4,440	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC+	4,639,800
2,305	Cricket Communications, Inc., 9.375%, 11/1/14	Caa1/CCC	2,155,175
11,640	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa1/CCC	12,047,400
10,600	Intelsat Bermuda Ltd., 11.25%, 6/15/16	Caa1/B-	11,024,000
12,198	Level 3 Financing, Inc., 12.25%, 3/15/13	Caa1/CCC+	12,228,495
13,510	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/B+	14,489,475
10,820	Nortel Networks Ltd., 10.75%, 7/15/16 (a) (b)	B3/B-	11,333,950
12,155	West Corp., 11.00%, 10/15/16	Caa1/B-	12,215,775
			88,843,820
	Theaters-0.9%
11,060	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	11,640,650

	Travel Services-1.0%
12,440	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	13,248,600

	Total Corporate Bonds & Notes (cost-$559,534,258)		535,479,389

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments November 30, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE BONDS & NOTES-11.9%
	Automotive-1.1%
$14,260	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	$15,311,675

	Commercial Services-1.8%
10,125	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	10,698,075
11,000	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	13,680,700
			24,378,775
	Computers-1.5%
17,260	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	19,374,350

	Electric-1.3%
5,425	PG&E Corp., 9.50%, 6/30/10	NR/NR	17,766,875

	Hotels/Gaming-0.2%
2,125	Mandalay Resort Group, Inc., 5.9875%, 3/21/33 (d)	Ba2/BB	3,006,875

	Oil & Gas-1.4%
11,305	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB	18,596,725

	Retail-1.4%
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	18,256,975

	Telecommunications-3.2%
20,000	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	18,400,000
18,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB	18,476,875
5,790	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	5,724,863
			42,601,738

	Total Convertible Bonds & Notes (cost-$150,049,275)		159,293,988

U.S. GOVERNMENT SECURITIES-2.5%
	United States Treasury Notes,
21,565	12.00%, 8/15/13		22,820,169
9,225	13.25%, 5/15/14		10,535,245
	Total U.S. Government Securities (cost-$35,613,665)		33,355,414

SHORT-TERM INVESTMENT-1.5%
	Time Deposit-1.5%
19,846	JPMorgan—London, 3.96%, 12/3/07		19,845,922
	(cost-$19,845,922)

	Total Investments (cost-$1,334,278,742)—100.0%		$1,338,405,715

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments November 30, 2007 (unaudited)

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	144A Security-security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $85,739,221, representing 6.41% of total investments are restricted.
(c)	Credit-linked trust certificate.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on November 30, 2007.
(e)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust

Other Investments:

Interest rate cap agreement outstanding at November 30, 2007:

	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Depreciation
UBS AG	$505,000,000	1/15/2008	$884,171	1 month LIBOR-BBA	$(12,927,250)
				over 3% strike price

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund II
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 23, 2008